Fair Values of Assets and Liabilities - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	[1]	$ 69,706	$ 72,910
Mortgage loans held for sale		2,011	1,849
Mortgage servicing rights		3,377	3,755	$ 2,953	$ 2,210
Derivative assets netting		(3,666)	(5,427)
Time deposits		2,818	0
Derivative liabilities netting		(3,720)	(4,551)
Equity investments without readily determinable fair values		133	104
Equity investments without readily determinable fair values impairment loss		5
Equity investments without readily determinable fair values impairment loss cumulative amount		5
U.S. Treasury and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		19,542	22,033
Residential mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		26,078	29,271
Commercial mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7,343	7,145
Commercial mortgage-backed securities | Non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6	7
Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,724	4,323
Obligations of state and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9,989	10,125
Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		24	6
Fair value, measurements, recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		69,706	72,910
Mortgage loans held for sale		2,011	1,849
Mortgage servicing rights		3,377	3,755
Derivative assets netting		(3,666)	(5,427)
Derivative assets		2,865	2,445
Other assets		2,541	2,004
Total assets		80,500	82,963
Time deposits		2,818
Derivative liabilities netting		(3,720)	(4,551)
Derivative liabilities		4,589	6,148
Short-term borrowings and other liabilities		2,303	1,689
Total liabilities		9,710	7,837
Fair value, measurements, recurring | U.S. Treasury and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		19,542	22,033
Fair value, measurements, recurring | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		26,078	29,271
Fair value, measurements, recurring | Commercial mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7,343	7,145
Fair value, measurements, recurring | Commercial mortgage-backed securities | Non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6	7
Fair value, measurements, recurring | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,724	4,323
Fair value, measurements, recurring | Obligations of state and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9,989	10,125
Fair value, measurements, recurring | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		24	6
Fair value, measurements, recurring | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		14,787	13,723
Mortgage loans held for sale		0	0
Mortgage servicing rights		0	0
Derivative assets before netting		0	9
Other assets		550	248
Total assets		15,337	13,980
Time deposits		0
Derivative liabilities before netting		16	4
Short-term borrowings and other liabilities		517	125
Total liabilities		533	129
Fair value, measurements, recurring | Level 1 | U.S. Treasury and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		14,787	13,723
Fair value, measurements, recurring | Level 1 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 1 | Commercial mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 1 | Commercial mortgage-backed securities | Non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 1 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 1 | Obligations of state and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 1 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		54,919	59,186
Mortgage loans held for sale		2,011	1,849
Mortgage servicing rights		0	0
Derivative assets before netting		5,078	6,608
Other assets		1,991	1,756
Total assets		63,999	69,399
Time deposits		2,818
Derivative liabilities before netting		4,955	6,241
Short-term borrowings and other liabilities		1,786	1,564
Total liabilities		9,559	7,805
Fair value, measurements, recurring | Level 2 | U.S. Treasury and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		4,755	8,310
Fair value, measurements, recurring | Level 2 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		26,078	29,271
Fair value, measurements, recurring | Level 2 | Commercial mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		7,343	7,145
Fair value, measurements, recurring | Level 2 | Commercial mortgage-backed securities | Non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6	7
Fair value, measurements, recurring | Level 2 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		6,724	4,323
Fair value, measurements, recurring | Level 2 | Obligations of state and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9,989	10,124
Fair value, measurements, recurring | Level 2 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		24	6
Fair value, measurements, recurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	1
Mortgage loans held for sale		0	0
Mortgage servicing rights		3,377	3,755
Derivative assets before netting		1,453	1,255
Other assets		0	0
Total assets		4,830	5,011
Time deposits		0
Derivative liabilities before netting		3,338	4,454
Short-term borrowings and other liabilities		0	0
Total liabilities		3,338	4,454
Fair value, measurements, recurring | Level 3 | U.S. Treasury and agencies
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 3 | Residential mortgage-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 3 | Commercial mortgage-backed securities | Agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 3 | Commercial mortgage-backed securities | Non-agency
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 3 | Asset-backed securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	0
Fair value, measurements, recurring | Level 3 | Obligations of state and political subdivisions
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		0	1
Fair value, measurements, recurring | Level 3 | Other
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		$ 0	$ 0

[1]	Includes only collateral pledged by the Company where counterparties have the right to sell or pledge the collateral.